INVENTORIES	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 6 – INVENTORIES

Inventories consisted of the following as of:

	December 31, 2022	December 31, 2021
Processed and unprocessed scrap metal	$189,646	$337,002
Finished products	-	44,000
Inventories	$189,646	$381,002